Provisions - Summary of Detail of Provisions (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Non-Current, provisions	$ 976,327	$ 1,363,976
Provisions for Legal Proceedings
Disclosure Of Other Provisions [Line Items]
Non-Current, provisions	872,521	1,303,973
Decomissioning or Restoration
Disclosure Of Other Provisions [Line Items]
Non-Current, provisions	$ 96,984	$ 57,475
Term of liabilities included in the restoration plan	24 years
Term of pilot project	4 years
Term of execution of proposed decommissioning or restoration plan	20 years